Loans (Tables)	12 Months Ended
Mar. 31, 2020
Loans Outstanding by Domicile and Industry of Borrower
The table below presents loans outstanding by domicile and industry of borrower at March 31, 2019 and 2020:

	2019	2020
	(in millions of yen)
Domestic:
Manufacturing	9,553,854	9,731,028
Construction and real estate	8,950,577	9,603,433
Services	5,016,971	5,992,511
Wholesale and retail	5,159,356	5,219,727
Transportation and communications	3,693,491	3,832,884
Banks and other financial institutions	4,345,589	4,634,442
Government and public institutions	2,358,904	2,198,805
Other industries (Note)	5,472,597	5,389,347
Individuals:
Mortgage loans	8,950,216	8,567,099
Other	907,589	861,235

Total domestic	54,409,144	56,030,511

Foreign:
Commercial and industrial	19,126,182	20,818,709
Banks and other financial institutions	9,086,721	10,475,277
Government and public institutions	296,872	317,284
Other	33,171	35,388

Total foreign	28,542,946	31,646,658

Total	82,952,090	87,677,169
Less: Unearned income and deferred loan fees—net	152,147	149,081

Total loans before allowance for loan losses	82,799,943	87,528,088

Note:	Other industries of d omestic includes trade receivables and lease receivables of consolidated VIEs.

Credit Quality Information of Loans Based on MHFG Group's Internal Rating System
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2019 and 2020:

	Normal obligors			Watch obligors excluding special attention obligors (1)			Impaired loans	Total
	Corporate	Retail (2)	Other (3)	Corporate	Retail (2)	Other (3)
	(in millions of yen)
2019

Domestic:
Manufacturing	9,205,542	69,080	19,805	141,202	8,278	1,303	108,644	9,553,854
Construction and real estate	8,182,062	505,142	15,920	186,753	14,490	25	46,185	8,950,577
Services	4,665,709	165,643	3,281	90,178	18,586	1	73,573	5,016,971
Wholesale and retail	4,682,630	161,392	26,881	127,695	25,553	591	134,614	5,159,356
Transportation and communications	3,543,952	71,934	934	37,993	7,472	—	31,206	3,693,491
Banks and other financial institutions	4,304,483	1,534	72	28,881	319	—	10,300	4,345,589
Government and public institutions	2,358,899	5	—	—	—	—	—	2,358,904
Other industries (4)	3,126,217	2,450	2,323,197	7,725	421	3,633	8,954	5,472,597
Individuals	233,986	9,384,955	64,974	21,127	70,427	1,168	81,168	9,857,805

Total domestic	40,303,480	10,362,135	2,455,064	641,554	145,546	6,721	494,644	54,409,144

Foreign:
Commercial and industrial	16,101,326	182	2,488,800	347,060	—	38,404	150,410	19,126,182
Banks and other financial institutions	8,583,432	—	492,831	10,458	—	—	—	9,086,721
Government and public institutions	296,870	—	—	—	—	—	2	296,872
Other	1,480	9,713	19,690	333	—	879	1,076	33,171

Total foreign	24,983,108	9,895	3,001,321	357,851	—	39,283	151,488	28,542,946

Total	65,286,588	10,372,030	5,456,385	999,405	145,546	46,004	646,132	82,952,090

2020

Domestic:
Manufacturing	9,007,095	62,921	17,445	475,983	7,474	684	159,426	9,731,028
Construction and real estate	8,849,784	473,339	12,710	201,384	10,928	—	55,288	9,603,433
Services	5,600,528	159,657	2,943	131,783	16,602	15	80,983	5,992,511
Wholesale and retail	4,766,460	145,568	17,156	119,778	22,363	873	147,529	5,219,727
Transportation and communications	3,692,025	65,535	395	44,250	7,664	303	22,712	3,832,884
Banks and other financial institutions	4,595,441	1,593	347	24,686	429	—	11,946	4,634,442
Government and public institutions	2,198,796	9	—	—	—	—	—	2,198,805
Other industries (4)	3,106,282	2,684	2,230,748	15,238	372	15,038	18,985	5,389,347
Individuals	208,832	8,989,113	63,185	20,990	60,128	2,279	83,807	9,428,334

Total domestic	42,025,243	9,900,419	2,344,929	1,034,092	125,960	19,192	580,676	56,030,511

Foreign:
Commercial and industrial	17,806,263	284	2,526,317	314,273	—	36,593	134,979	20,818,709
Banks and other financial institutions	9,745,247	—	726,823	3,207	—	—	—	10,475,277
Government and public institutions	303,393	—	13,129	762	—	—	—	317,284
Other	1,333	10,406	20,558	1,684	15	843	549	35,388

Total foreign (5)	27,856,236	10,690	3,286,827	319,926	15	37,436	135,528	31,646,658

Total	69,881,479	9,911,109	5,631,756	1,354,018	125,975	56,628	716,204	87,677,169

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.

(2)
The primary component of the retail portfolio segment is mortgage loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(3)	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute other, since their portfolio segments are not identical to those of MHBK and MHTB.

(4)	Other industries of domestic includes trade receivables and lease receivables of consolidated VIEs.

(5)	Impaired loans to foreign borrowers decreased by ¥15,960 million due mainly to the sale of certain loans, partly offset by deterioration of credit status of certain other borrowers.

Impaired Loans Information	The table below presents impaired loans information at March 31, 2019 and 2020:

	Recorded investment (1)			Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total
	(in millions of yen)
2019
Domestic:
Manufacturing	103,039	5,605	108,644	111,533	39,301	122,764	1,404
Construction and real estate	36,873	9,312	46,185	51,158	4,661	42,224	487
Services	64,021	9,552	73,573	79,736	16,311	67,679	1,058
Wholesale and retail	124,911	9,703	134,614	147,665	38,763	130,860	1,814
Transportation and communications	28,297	2,909	31,206	32,139	13,146	29,864	412
Banks and other financial institutions	6,473	3,827	10,300	10,300	1,327	10,671	109
Other industries	8,867	87	8,954	9,149	5,761	6,042	29
Individuals	37,488	43,680	81,168	88,331	2,630	86,082	1,326

Total domestic	409,969	84,675	494,644	530,011	121,900	496,186	6,639

Foreign:
Total foreign (5)	119,079	32,409	151,488	164,984	47,345	113,559	1,518

Total	529,048	117,084	646,132	694,995	169,245	609,745	8,157

2020
Domestic:
Manufacturing	152,865	6,561	159,426	162,742	62,879	139,123	2,292
Construction and real estate	47,413	7,875	55,288	62,064	8,366	50,343	593
Services	71,358	9,625	80,983	85,565	20,117	78,583	973
Wholesale and retail	139,338	8,191	147,529	158,933	48,582	139,042	1,845
Transportation and communications	20,203	2,509	22,712	23,555	7,318	25,549	383
Banks and other financial institutions	8,193	3,753	11,946	11,946	1,541	10,565	129
Other industries	18,709	276	18,985	20,716	8,606	14,512	194
Individuals	42,632	41,175	83,807	88,315	6,382	82,456	1,253

Total domestic	500,711	79,965	580,676	613,836	163,791	540,173	7,662

Foreign:
Total foreign (5)	95,289	40,239	135,528	151,212	67,235	123,313	3,032

Total	596,000	120,204	716,204	765,048	231,026	663,486	10,694

(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.

(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.

(3)	The allowance for loan losses on impaired loans includes the allowance for groups of loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of loans which were collectively evaluated for impairment at March 31, 2019 and 2020 was ¥257,099 million and ¥260,596 million, respectively.

(4)	Amounts represent the amount of interest income on impaired loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.

(5)	The majority of total foreign consist of commercial and industrial loans.

Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted	The following table presents modified loans that were determined to be TDRs during the fiscal years ended March 31, 2019 and 2020:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs
	(in millions of yen)
2019
Domestic:
Manufacturing	—	—	134,544
Construction and real estate	—	—	39,254
Services	—	—	87,468
Wholesale and retail	—	—	167,299
Transportation and communications	—	—	33,991
Banks and other financial institutions	—	—	17,286
Other industries	—	—	120
Individuals	—	—	42,330

Total domestic	—	—	522,292

Foreign:
Total foreign (2)	984	1,964	44,033

Total	984	1,964	566,325

2020
Domestic:
Manufacturing	689	3,806	148,564
Construction and real estate	—	—	31,803
Services	—	—	78,211
Wholesale and retail	—	196	169,224
Transportation and communications	—	—	18,700
Banks and other financial institutions	—	—	16,962
Other industries	—	—	1,366
Individuals	—	—	14,000

Total domestic	689	4,002	478,830

Foreign:
Total foreign (2)	466	4,906	114,159

Total	1,155	8,908	592,989

Notes:
(1)	Amounts represent the book values of loans immediately after the restructurings.

(2)	The majority of total foreign consist of commercial and industrial loans.

Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Twelve Months

	Recorded investment
	2019	2020
	(in millions of yen)
Domestic:
Manufacturing	1,173	3,752
Construction and real estate	121	345
Services	1,335	3,822
Wholesale and retail	15,087	19,018
Transportation and communications	878	824
Banks and other financial institutions	66	66
Other industries	1,650	—
Individuals	2,152	2,545

Total domestic	22,462	30,372

Foreign:
Total foreign	5,418	11,442

Total	27,880	41,814

Age Analysis of Past Due Loans
The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2019 and 2020:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2019
Domestic:
Manufacturing	2,210	513	7,036	9,759	9,544,095	9,553,854
Construction and real estate	1,010	1,054	31,092	33,156	8,917,421	8,950,577
Services	633	196	3,494	4,323	5,012,648	5,016,971
Wholesale and retail	1,614	1,415	7,868	10,897	5,148,459	5,159,356
Transportation and communications	363	256	2,119	2,738	3,690,753	3,693,491
Banks and other financial institutions	3	484	6	493	4,345,096	4,345,589
Government and public institutions	—	—	—	—	2,358,904	2,358,904
Other industries	2	—	57	59	5,472,538	5,472,597
Individuals	27,139	11,013	28,965	67,117	9,790,688	9,857,805

Total domestic	32,974	14,931	80,637	128,542	54,280,602	54,409,144

Foreign:
Total foreign (Note)	668	211	26,316	27,195	28,515,751	28,542,946

Total	33,642	15,142	106,953	155,737	82,796,353	82,952,090

2020
Domestic:
Manufacturing	1,109	386	10,997	12,492	9,718,536	9,731,028
Construction and real estate	1,266	687	21,518	23,471	9,579,962	9,603,433
Services	792	548	6,714	8,054	5,984,457	5,992,511
Wholesale and retail	1,748	2,446	11,972	16,166	5,203,561	5,219,727
Transportation and communications	56	35	2,051	2,142	3,830,742	3,832,884
Banks and other financial institutions	—	—	109	109	4,634,333	4,634,442
Government and public institutions	—	—	—	—	2,198,805	2,198,805
Other industries	28	20	1,326	1,374	5,387,973	5,389,347
Individuals	21,376	10,876	34,793	67,045	9,361,289	9,428,334

Total domestic	26,375	14,998	89,480	130,853	55,899,658	56,030,511

Foreign:
Total foreign (Note)	1,214	181	28,722	30,117	31,616,541	31,646,658

Total	27,589	15,179	118,202	160,970	87,516,199	87,677,169

Note:	The majority of total foreign consist of commercial and industrial loans.